Bank Loan - Current Portion (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Credit Suisse Facility [Member]
Short-term Debt [Line Items]
Balance					$ 36,450
Additions
Payments					(21,450)
Debt forgiveness					(15,000)
Balance
NBG [Member]
Short-term Debt [Line Items]
Balance			$ 17,598	17,598	23,237
Additions
Payments		$ 2,700			(5,639)
Debt forgiveness
Balance	$ 3,300		$ 17,598	$ 17,598	$ 17,598